Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases
Leases
Capital Lease and Other Financing Obligations
The Company’s capital lease and other financing obligations expire at various dates ranging from 2017 to 2053. The weighted average effective interest rate of the Company’s capital lease and other financing obligations was 7.96% as of December 31, 2016.
The Company’s capital lease and other financing obligations are summarized as follows as of December 31, 2016 (in thousands):

	Capital Lease Obligations	Other Financing Obligations	Total
2017	$82,688	$78,914	$161,602
2018	83,046	75,841	158,887
2019	83,871	70,893	154,764
2020	83,925	69,838	153,763
2021	84,192	70,911	155,103
Thereafter	827,125	693,385	1,520,510
Total minimum lease payments	1,244,847	1,059,782	2,304,629
Plus amount representing residual property value	—	508,857	508,857
Less amount representing interest	(551,507)	(750,191)	(1,301,698)
Present value of net minimum lease payments	693,340	818,448	1,511,788
Less current portion	(26,973)	(74,073)	(101,046)
	$666,367	$744,375	$1,410,742

Tokyo 5 ("TY5") Phase 1 Equipment Leases
In February 2016, the Company entered into a lease agreement for certain equipment in TY5 data center in Tokyo metro area. The lease was accounted for as a capital lease. Monthly payments under the equipment lease will be made through February 2032 at an effective interest rate of 6.33%. The total outstanding obligation under the equipment lease was approximately ¥3,074,947,000, or $27,244,000 in U.S. dollars at the exchange rate in effect as of February 29, 2016.
Operating Leases
The Company also leases its IBX data centers and certain equipment under noncancelable operating lease agreements. The majority of the Company’s operating leases for its land and IBX data centers expire at various dates through 2065 with renewal options available to the Company. The lease agreements typically provide for base rental rates that increase at defined intervals during the term of the lease. In addition, the Company has negotiated some rent expense abatement periods for certain leases to better match the phased build out of its IBX data centers. The Company accounts for such abatements and increasing base rentals using the straight-line method over the life of the lease. The difference between the straight-line expense and the cash payment is recorded as deferred rent (see Note 6, “Other Current Liabilities” and “Other Liabilities”).
Minimum future operating lease payments as of December 31, 2016 are summarized as follows (in thousands):

Years ending:
2017	$142,854
2018	138,555
2019	134,123
2020	122,781
2021	114,890
Thereafter	958,068
Total	$1,611,271

Total rent expense was approximately $140,604,000, $101,547,000 and $105,391,000 for the years ended December 31, 2016, 2015 and 2014, respectively.